                        AIM V.I. GLOBAL HEALTH CARE FUND
                                 SERIES I SHARES

                        Supplement dated January 17, 2006
                     to the Prospectus dated April 29, 2005
                       as supplemented September 16, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 9 of the prospectus:

     "Derek M. Taner, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

     He is assisted by the Advisor's Global Health Care Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio manager and the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

     The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages."


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                        AIM V.I. GLOBAL HEALTH CARE FUND
                                SERIES II SHARES

                        Supplement dated January 17, 2006
                     to the Prospectus dated April 29, 2005
                       as supplemented September 16, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 9 of the prospectus:

     "Derek M. Taner, Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

     He is assisted by the Advisor's Global Health Care Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio manager and the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

     The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages."


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                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. CORE STOCK FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                        AIM V.I. GLOBAL HEALTH CARE FUND
                              AIM V.I. LEISURE FUND
                       AIM V.I. SMALL COMPANY GROWTH FUND
                            AIM V.I. TECHNOLOGY FUND
                             AIM V.I. UTILITIES FUND
                                 SERIES I SHARES
                                SERIES II SHARES


                        Supplement dated January 17, 2006
        to the Statement of Additional Information dated April 29, 2005 as supplemented May 23, 2005, September 16, 2005,
            September 20, 2005, October 5, 2005 and November 17, 2005

Information pertaining to Sunaina A. Murthy and Michael Yellen appearing under the headings "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM V.I. GLOBAL HEALTH CARE FUND" and "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM V.I. GLOBAL HEALTH CARE FUND" on pages B-1, B-5 and B-6 of the Statement of Additional Information is deleted effective January 17, 2006.